Appendix 2 Additional Information Oficio Circular (Official Bulletin) No. 715 of February 3, 2012 - Summary of Aging of Trade and Other Receivables (Detail) - CLP ($) $ in Thousands		12 Months Ended
	Aug. 31, 2016	Dec. 31, 2019	Dec. 31, 2014	Dec. 31, 2018
Trade And Other Receivables [Line Items]
Trade receivables, gross		$ 456,552,682		$ 417,927,182
Impairment losses of other assets	$ (32,834,160)		$ (12,581,947)
Other receivables, Current		43,780,770		54,141,073
Trade and other receivables, Current		511,455,330		478,170,067
Trade receivables, Non-current		191,966,929		2,046,845
Trade accounts receivable and other accounts receivable		3,734,116		2,829,368
Trade and other receivables, Non-current		313,574,385		60,527,843
Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Allowance for doubtful accounts				(39,126,435)
Other Receivables [Member]
Trade And Other Receivables [Line Items]
Allowance for doubtful accounts				(10,353,445)
Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross		500,040,783		457,053,617
Other receivables, Current		53,720,399		63,804,751
Trade and other receivables, Current		566,919,977		527,649,947
Trade receivables, Non-current		191,966,929		2,046,845
Trade accounts receivable and other accounts receivable		3,734,116		2,829,368
Trade and other receivables, Non-current		313,574,385		60,527,843
Oficio Circular Official Bulletin No715
Trade And Other Receivables [Line Items]
Trade and other receivables, Current		511,455,330		478,170,067
Trade and other receivables, Non-current		313,574,385		60,527,843
Oficio Circular Official Bulletin No715 | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Impairment losses of other assets		(43,488,101)
Oficio Circular Official Bulletin No715 | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross		13,158,795
Trade receivables, Non-current		117,873,340
Oficio Circular Official Bulletin No715 | Gross Carrying Amount [Member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross		500,040,783		457,053,617
Impairment losses of other assets		(2,036,917)
Trade receivables, Non-current		191,966,929		2,046,845
Oficio Circular Official Bulletin No715 | Gross Carrying Amount [Member] | Other Receivables [Member]
Trade And Other Receivables [Line Items]
Impairment losses of other assets		(9,939,628)
Trade and other receivables, Current		53,720,398		70,596,330
Trade and other receivables, Non-current		3,734,116		58,480,998
Oficio Circular Official Bulletin No715 | Current Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, Current		445,500,892		419,901,153
Oficio Circular Official Bulletin No715 | Current Portfolio [Member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Impairment losses of other assets		(3,148,393)
Allowance for doubtful accounts				(1,309,684)
Oficio Circular Official Bulletin No715 | Current Portfolio [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Accounts receivable for leasing, gross		13,158,795
Oficio Circular Official Bulletin No715 | Current Portfolio [Member] | Gross Carrying Amount [Member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross		393,746,637		360,967,952
Impairment losses of other assets		(2,036,917)
Oficio Circular Official Bulletin No715 | Current Portfolio [Member] | Gross Carrying Amount [Member] | Other Receivables [Member]
Trade And Other Receivables [Line Items]
Impairment losses of other assets		(55,690)
Other receivables, Current		43,836,460		60,242,885
Oficio Circular Official Bulletin No715 | 1-30 days [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, Current		32,102,797		26,276,061
Oficio Circular Official Bulletin No715 | 1-30 days [Member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Impairment losses of other assets		(357,214)
Allowance for doubtful accounts				(244,773)
Oficio Circular Official Bulletin No715 | 1-30 days [Member] | Gross Carrying Amount [Member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross		32,460,011		26,520,834
Oficio Circular Official Bulletin No715 | From 31 to 60 days [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, Current		7,445,293		7,805,361
Oficio Circular Official Bulletin No715 | From 31 to 60 days [Member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Impairment losses of other assets		(484,022)
Allowance for doubtful accounts				(260,401)
Oficio Circular Official Bulletin No715 | From 31 to 60 days [Member] | Gross Carrying Amount [Member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross		7,929,315		8,065,762
Oficio Circular Official Bulletin No715 | 61 - 90 days [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, Current		4,113,180		3,629,840
Oficio Circular Official Bulletin No715 | 61 - 90 days [Member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Impairment losses of other assets		(587,103)
Allowance for doubtful accounts				(317,546)
Oficio Circular Official Bulletin No715 | 61 - 90 days [Member] | Gross Carrying Amount [Member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross		4,700,283		3,947,386
Oficio Circular Official Bulletin No715 | From 91 to 120 days [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, Current		2,320,709		1,677,284
Oficio Circular Official Bulletin No715 | From 91 to 120 days [Member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Impairment losses of other assets		(677,088)
Allowance for doubtful accounts				(419,163)
Oficio Circular Official Bulletin No715 | From 91 to 120 days [Member] | Gross Carrying Amount [Member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross		2,997,797		2,096,447
Oficio Circular Official Bulletin No715 | 121-150 days [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, Current		1,908,418		877,649
Oficio Circular Official Bulletin No715 | 121-150 days [Member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Impairment losses of other assets		(845,948)
Allowance for doubtful accounts				(523,349)
Oficio Circular Official Bulletin No715 | 121-150 days [Member] | Gross Carrying Amount [Member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross		2,754,366		1,400,998
Oficio Circular Official Bulletin No715 | 151-180 days [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, Current		2,233,138		1,361,556
Oficio Circular Official Bulletin No715 | 151-180 days [Member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Impairment losses of other assets		(804,567)
Allowance for doubtful accounts				(584,135)
Oficio Circular Official Bulletin No715 | 151-180 days [Member] | Gross Carrying Amount [Member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross		3,037,705		1,945,691
Oficio Circular Official Bulletin No715 | 181-210 days [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, Current		1,253,184		894,385
Oficio Circular Official Bulletin No715 | 181-210 days [Member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Impairment losses of other assets		(1,413,915)
Allowance for doubtful accounts				(634,104)
Oficio Circular Official Bulletin No715 | 181-210 days [Member] | Gross Carrying Amount [Member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross		2,667,099		1,528,489
Oficio Circular Official Bulletin No715 | 211-250 days [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, Current		1,396,602		777,678
Oficio Circular Official Bulletin No715 | 211-250 days [Member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Impairment losses of other assets		(1,114,081)
Allowance for doubtful accounts				(2,085,824)
Oficio Circular Official Bulletin No715 | 211-250 days [Member] | Gross Carrying Amount [Member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross		2,510,683		2,863,502
Oficio Circular Official Bulletin No715 | More than 251 days [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, Current		13,181,117		14,969,100
Oficio Circular Official Bulletin No715 | More than 251 days [Member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Impairment losses of other assets		(34,055,770)
Allowance for doubtful accounts				(32,747,456)
Oficio Circular Official Bulletin No715 | More than 251 days [Member] | Other Receivables [Member]
Trade And Other Receivables [Line Items]
Allowance for doubtful accounts				(10,353,445)
Oficio Circular Official Bulletin No715 | More than 251 days [Member] | Gross Carrying Amount [Member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross		47,236,887		47,716,556
Oficio Circular Official Bulletin No715 | More than 251 days [Member] | Gross Carrying Amount [Member] | Other Receivables [Member]
Trade And Other Receivables [Line Items]
Impairment losses of other assets		(9,883,938)
Other receivables, Current		$ 9,883,938		$ 10,353,445